American Century Investments®
Quarterly Portfolio Holdings
Small Cap Value Fund
June 30, 2025

Small Cap Value - Schedule of Investments
JUNE 30, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.3%
Automobile Components — 2.6%
Patrick Industries, Inc.	345,000	31,833,150
Visteon Corp.(1)	950,000	88,635,000
		120,468,150
Banks — 24.9%
Ameris Bancorp	1,015,000	65,670,500
Atlantic Union Bankshares Corp.	1,280,000	40,038,400
Axos Financial, Inc.(1)	605,000	46,004,200
BancFirst Corp.	95,000	11,743,900
Columbia Banking System, Inc.	3,550,000	82,999,000
CVB Financial Corp.	1,425,000	28,200,750
First BanCorp	2,170,000	45,201,100
First Merchants Corp.	520,000	19,916,000
FNB Corp.	8,084,999	117,879,300
Home BancShares, Inc.	3,100,000	88,226,000
International Bancshares Corp.	930,000	61,900,800
Nicolet Bankshares, Inc.	100,000	12,348,000
Old National Bancorp	6,810,000	145,325,400
Popular, Inc.	515,000	56,758,150
SouthState Corp.	1,255,000	115,497,650
UMB Financial Corp.	860,000	90,437,600
Webster Financial Corp.	2,175,000	118,755,000
		1,146,901,750
Building Products — 0.5%
DIRTT Environmental Solutions(1)	7,095,240	4,279,139
Tecnoglass, Inc.	260,000	20,113,600
		24,392,739
Capital Markets — 1.7%
Marex Group PLC	540,000	21,313,800
StoneX Group, Inc.(1)	635,000	57,873,900
		79,187,700
Chemicals — 1.9%
Ingevity Corp.(1)	1,060,000	45,675,400
Minerals Technologies, Inc.	750,000	41,302,500
		86,977,900
Commercial Services and Supplies — 3.2%
Brink's Co.	1,065,000	95,093,850
Deluxe Corp.	860,000	13,682,600
Loomis AB	875,000	36,786,778
		145,563,228
Construction Materials — 0.5%
Titan America SA(1)	1,785,000	22,276,800
Containers and Packaging — 2.5%
Graphic Packaging Holding Co.	5,574,530	117,455,347
Distributors — 0.4%
A-Mark Precious Metals, Inc.	930,000	20,627,400
Diversified Consumer Services — 0.6%
KinderCare Learning Cos., Inc.(1)	2,550,000	25,755,000
Electrical Equipment — 0.6%
Sensata Technologies Holding PLC	980,000	29,507,800

Electronic Equipment, Instruments and Components — 1.4%
Avnet, Inc.	560,000	29,724,800
Ingram Micro Holding Corp.(2)	1,680,000	35,011,200
		64,736,000
Energy Equipment and Services — 1.4%
ChampionX Corp.	1,390,000	34,527,600
Flowco Holdings, Inc., Class A	1,735,000	30,900,350
		65,427,950
Financial Services — 5.1%
Compass Diversified Holdings	3,585,000	22,513,800
Euronet Worldwide, Inc.(1)	870,000	88,200,600
EVERTEC, Inc.	2,858,059	103,033,027
Repay Holdings Corp.(1)	4,235,000	20,412,700
		234,160,127
Ground Transportation — 0.2%
Proficient Auto Logistics, Inc.(1)(2)	1,085,000	7,877,100
Health Care Equipment and Supplies — 3.5%
Embecta Corp.(3)	3,285,000	31,831,650
Enovis Corp.(1)(3)	3,060,000	95,961,600
Envista Holdings Corp.(1)	1,620,000	31,654,800
		159,448,050
Health Care REITs — 0.5%
American Healthcare REIT, Inc.	570,000	20,941,800
Hotel & Resort REITs — 1.6%
Ryman Hospitality Properties, Inc.	765,000	75,482,550
Hotels, Restaurants and Leisure — 1.2%
Accel Entertainment, Inc.(1)	389,371	4,582,897
Boyd Gaming Corp.	665,000	52,022,950
		56,605,847
Household Durables — 3.3%
Champion Homes, Inc.(1)	740,000	46,331,400
M/I Homes, Inc.(1)	265,000	29,711,800
Meritage Homes Corp.	505,000	33,819,850
Taylor Morrison Home Corp.(1)	650,000	39,923,000
		149,786,050
Household Products — 1.3%
Spectrum Brands Holdings, Inc.	1,115,000	59,095,000
Industrial REITs — 2.4%
Americold Realty Trust, Inc.	3,230,000	53,714,900
Terreno Realty Corp.	1,045,000	58,593,150
		112,308,050
Insurance — 5.6%
Aspen Insurance Holdings Ltd., Class A(1)	765,000	24,074,550
Axis Capital Holdings Ltd.	1,285,000	133,408,700
Baldwin Insurance Group, Inc.(1)	105,000	4,495,050
Bowhead Specialty Holdings, Inc.(1)	100,000	3,753,000
Fidelis Insurance Holdings Ltd.	1,385,000	22,963,300
Hamilton Insurance Group Ltd., Class B(1)	1,475,000	31,889,500
SiriusPoint Ltd.(1)	1,012,676	20,648,463
Slide Insurance Holdings, Inc.(1)	780,000	16,894,800
		258,127,363
Leisure Products — 1.1%
Brunswick Corp.	925,000	51,097,000
Machinery — 6.4%
Atmus Filtration Technologies, Inc.	305,000	11,108,100

Blue Bird Corp.(1)	1,175,000	50,713,000
Gates Industrial Corp. PLC(1)	3,470,000	79,914,100
Hillman Solutions Corp.(1)	4,656,590	33,248,052
Luxfer Holdings PLC	221,588	2,698,942
Timken Co.	1,645,000	119,344,750
		297,026,944
Media — 0.8%
Cable One, Inc.	70,000	9,506,700
Entravision Communications Corp., Class A(3)	6,654,253	15,437,867
Thryv Holdings, Inc.(1)	520,000	6,323,200
Townsquare Media, Inc., Class A	448,489	3,547,548
		34,815,315
Oil, Gas and Consumable Fuels — 8.8%
Chord Energy Corp.	670,000	64,889,500
Crescent Energy Co., Class A	7,610,000	65,446,000
Infinity Natural Resources, Inc., Class A(1)	755,000	13,824,050
Mach Natural Resources LP	1,850,000	26,714,000
Magnolia Oil & Gas Corp., Class A	3,640,000	81,827,200
Northern Oil & Gas, Inc.	2,860,000	81,081,000
Permian Resources Corp.	4,270,000	58,157,400
TXO Partners LP	960,000	14,438,400
		406,377,550
Personal Care Products — 1.2%
Edgewell Personal Care Co.	2,330,000	54,545,300
Professional Services — 3.6%
IBEX Holdings Ltd.(1)	240,000	6,984,000
Korn Ferry	745,000	54,630,850
NV5 Global, Inc.(1)	790,000	18,241,100
Science Applications International Corp.	250,000	28,152,500
TriNet Group, Inc.	760,000	55,586,400
		163,594,850
Residential REITs — 0.6%
UMH Properties, Inc.	1,535,000	25,772,650
Semiconductors and Semiconductor Equipment — 3.2%
Amkor Technology, Inc.	1,425,000	29,910,750
Axcelis Technologies, Inc.(1)	1,020,000	71,083,800
Kulicke & Soffa Industries, Inc.	1,380,000	47,748,000
		148,742,550
Specialized REITs — 1.2%
EPR Properties	780,000	45,442,800
Smartstop Self Storage REIT, Inc.	265,000	9,600,950
		55,043,750
Specialty Retail — 1.2%
MarineMax, Inc.(1)(3)	1,579,521	39,709,158
OneWater Marine, Inc., Class A(1)(2)(3)	1,325,000	17,741,750
		57,450,908
Textiles, Apparel and Luxury Goods — 0.6%
Capri Holdings Ltd.(1)	1,470,000	26,019,000
Tobacco — 0.6%
Turning Point Brands, Inc.	365,000	27,656,050
Trading Companies and Distributors — 3.1%
DXP Enterprises, Inc.(1)	350,283	30,702,305
GMS, Inc.(1)	874,297	95,079,799

Titan Machinery, Inc.(1)	864,257	17,120,931
		142,903,035
TOTAL COMMON STOCKS (Cost $4,143,559,526)		4,574,154,603
SHORT-TERM INVESTMENTS — 0.8%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	73,407	73,407
State Street Navigator Securities Lending Government Money Market Portfolio(4)	9,678,135	9,678,135
		9,751,542
Repurchase Agreements — 0.6%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 12/31/28, valued at $3,282,732), in a joint trading account at 4.35%, dated 6/30/25, due 7/1/25 (Delivery value $3,218,251)		3,217,862
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.00%, 12/15/27, valued at $25,431,789), at 4.39%, dated 6/30/25, due 7/1/25 (Delivery value $24,936,040)		24,933,000
		28,150,862
TOTAL SHORT-TERM INVESTMENTS (Cost $37,902,404)		37,902,404
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $4,181,461,930)		4,612,057,007
OTHER ASSETS AND LIABILITIES — (0.1)%		(5,746,861)
TOTAL NET ASSETS — 100.0%		$4,606,310,146

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	28,922,889	SEK	279,650,000	Citibank NA	9/26/25	$(802,068)
USD	1,417,079	SEK	13,387,500	Citibank NA	9/26/25	(5,924)
						$(807,992)

NOTES TO SCHEDULE OF INVESTMENTS
SEK	–	Swedish Krona
USD	–	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $9,743,634. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $10,034,648, which includes securities collateral of $356,513.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$4,537,367,825	$36,786,778	—
Short-Term Investments	9,751,542	28,150,862	—
	$4,547,119,367	$64,937,640	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$807,992	—

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the period ended June 30, 2025 follows (amounts in thousands):

Company	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Income
Compass Diversified Holdings(1)	$76,360	—	$11,296	$(42,551)	—(1)	—(1)	$(7,576)	$1,023
Edgewell Personal Care Co.(1)	76,621	$933	5,950	(17,058)	—(1)	—(1)	(1,290)	353
Embecta Corp.	35,445	6,101	—	(9,714)	$31,832	3,285	—	493
Enovis Corp.(2)	101,830	12,800	—	(18,668)	95,962	3,060	—	—
Entravision Communications Corp. Class A	13,976	—	3	1,465	15,438	6,654	(1)	333
EVERTEC, Inc.(1)	122,076	—	17,447	(1,596)	—(1)	—(1)	(1,263)	150
MarineMax, Inc.(2)	33,960	—	—	5,749	39,709	1,580	—	—
OneWater Marine, Inc. Class A(2)(3)	21,438	—	—	(3,696)	17,742	1,325	—	—
	$481,706	$19,834	$34,696	$(86,069)	$200,683	15,904	$(10,130)	$2,352
(1)Company was not an affiliate at June 30, 2025.
(2)Non-income producing.
(3)Security, or a portion thereof, is on loan.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.